Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 29, 2013	Dec. 31, 2012
Subsequent Events

15. Subsequent Events (Unaudited)

On July 2, 2013, the Company entered into a sublease agreement, pursuant to which it will lease 105,664 square feet of office space, located in Santa Clara, California, with a term of 51 months beginning January 2014, for an aggregate net base rent of $10.7 million. In addition to the base rent, the Company will be responsible for payment of certain operating expenses, including utilities and real estate taxes. The Company intends to use the leased space as its new worldwide corporate headquarters.

The Company’s unused line of credit, which provided for borrowings up to $10.0 million, expired on July 28, 2013.

14. Subsequent Events

Subsequent to December 31, 2012, the Company granted stock options to purchase 545,182 shares of the Company’s common units at a weighted average exercise price of $13.11 per share as well as 5,000 RSUs to its employees.

In May 2013, the Company’s board of directors approved a 1-for-3 reverse stock split of the outstanding common stock, preferred stock, options, RSUs and PUPs, which became effective on May 20, 2013. Accordingly, (i) every three shares of common stock and preferred stock have been combined into one share of common stock and preferred stock, respectively, (ii) the number of shares of common stock underlying each option, RSU and PUP have been proportionately decreased on a 1-for-3 basis, and (iii) the exercise price for each such outstanding option and PUP has been proportionately increased on a 1-for-3 basis. All of the share numbers, share prices, and exercise prices have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 1-for-3 reverse stock split.

The Company has evaluated subsequent events through March 25, 2013, the date the audited consolidated financial statements were issued.

For the reissuance of these consolidated financial statements, the Company has evaluated subsequent events through May 20, 2013.